Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018
Eaton Vance Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	EEIDX